Shareholder Report, Line Graph (Details) 197923_US Treasury 7 Year Note ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Mar. 27, 2023	Aug. 31, 2026
F/m US Treasury 7 Year Note ETF
Account Value [Line Items]
Line Graph and Table Measure Name					F/m US Treasury 7 Year Note ETF
Accumulated Value	$ 10,686	$ 10,341	$ 9,742	$ 10,000	$ 10,694
ICE US Treasury Core Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE US Treasury Core Bond Index
Accumulated Value	10,656	10,406	9,816	10,000	$ 10,785
ICE BofA Current 7-Year US Treasury Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA Current 7-Year US Treasury Total Return Index
Accumulated Value	10,687	10,344	9,753	10,000	$ 10,696
Bloomberg U.S. Treasury Bellwether: 7 Year Total Return USD Unhedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Treasury Bellwether: 7 Year Total Return USD Unhedged Index
Accumulated Value	$ 10,731	$ 10,373	$ 9,761	$ 10,000	$ 10,758